Revenues from Continuing Operations - Summary of Revenues from Continuing Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue [Abstract]
Revenues from the sale of goods	$ 504	$ 728	$ 1,405	$ 2,926
Other revenues	36	34	238	100
Revenues from continuing operations	$ 540	$ 762	$ 1,643	$ 3,026